Lease liabilities	12 Months Ended
Dec. 31, 2023
Leases liabilities
Lease liabilities

25.Lease liabilities

Affimed presents right-of-use assets for offices, laboratories and vehicles leased in a separate line item from the line item “Leasehold improvements and equipment” that presents other assets of the same nature that Affimed owns. Affimed entered into a new lease agreement for office and laboratory premises for a period of 10 years. Occupancy took effect September 1, 2023, resulting in an addition to the right-of-use assets of €8.3 million, with a corresponding lease liability of €7.2 million, after upfront payments. The lease agreement provides for an option to cancel the lease after the first 5 years, as well as providing for an extension of five years after the first 10 years. The Company has not considered this early cancellation nor the extension option in quantifying the future lease payments as the exercise of either of these options is not considered to be reasonably certain at this stage.

For equipment leased with contract terms that are short term and/or leases of low-value items the Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2023	546	12	3	561
Depreciation charge for the year	(705)	(9)	(3)	(717)
Additions to right-of-use assets	8,313	0	0	8,313
Disposal of subsidiary	(115)	(3)	0	(118)
Balance as of December 31, 2023	8,039	0	0	8,039

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2022	942	21	9	972
Depreciation charge for the year	(650)	(9)	(6)	(665)
Additions to right-of-use assets	254	0	0	254
Balance as of December 31, 2022	546	12	3	561

Cash outflow related to leases are as follows:

	2023	2022
Repayment of lease liabilities	491	733
Interest on lease liabilities	87	31
Short-term lease payments	19	23
Cash outflow from leasing	597	787

Future contractually agreed undiscounted lease payments are as follows:

	2023	2022
Payments within one year	1,377	631
Payments between one and five years	6,828	180
Thereafter	4,490	0
	12,695	811

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

	2023	2022
Balance as of January 1	572	1,051
Changes from financing cash flows
Repayment of lease liabilities	(491)	(733)
	(491)	(733)
Other Changes
New lease contracts	7,241	254
Disposal of subsidiary	(123)	0
	7,118	254
Balance as of December 31	7,199	572